Concentration and risk (Details 1) - Accounts Receivable [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.20%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk		42.70%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk		38.30%
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk		19.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration of credit risk	43.70%
Customer I [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.80%